SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Stock split ratio		0.2
Ordinary Shares, shares authorized	6,000,000	6,000,000
Ordinary Shares, shares issued	5,183,525	3,882,945
Number of shares issued			2,500,000
Issuance of ordinary shares	$ 7,153		$ 5,000
Shares issued for real estate investment	1,300,580
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Expiration term	7 years
Available for grant	470,722
Aggregate intrinsic value of options outstanding	0	0
Unrecognized compensation cost	94
Unrecognized compensation cost, recognition period	4 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Vesting percentage	50.00%
Authorized for issuance	110,000
Additional shares authorized	50,000
Ordinary shares reserved for issuance	57,690
Unrecognized compensation cost	$ 12
Unrecognized compensation cost, recognition period	2 years